Earnings per share - Calculation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Before tax
Profit for the year	$ 2,148	$ 1,922	$ 3,450
Short-term fluctuations in investment returns on shareholder-backed business	4,841	3,203	791
Amortisation of acquisition accounting adjustments	39	43	61
(Gain) loss attaching to corporate transactions	(1,521)	142	107
Adjusted operating profit	5,507	5,310	4,409
Tax
Profit for the year	37	31	(569)
Short-term fluctuations in investment returns on shareholder-backed business	(987)	(772)	(70)
Amortisation of acquisition accounting adjustments	(7)	(8)	(11)
(Gain) loss attaching to corporate transactions	157	(24)	(16)
Adjusted operating profit from continuing operations	(800)	(773)	(666)
Non-controlling interests
Based on profit for the year	(67)	(9)	(4)
Short-term fluctuations in investment returns on shareholder-backed business	(75)
Amortisation of acquisition accounting adjustments	(2)
Gain (loss) attaching to corporate transactions	(4)
Adjusted IFRS operating profit based on longer-term investment returns from continuing operations	(148)	(9)	(4)
Net of tax and non-controlling interests
Profit (loss) for the year	2,118	783	4,019
Profit (loss) for the year from discontinued operations		1,161	(1,142)
Profit for the year from continuing operations	2,118	1,944	2,877
Short-term fluctuations in investment returns on shareholder-backed business	3,779	2,431	721
Amortisation of acquisition accounting adjustments	30	35	50
(Gain) loss attaching to corporate transactions	(1,368)	118	91
Adjusted operating profit from continuing operations	$ 4,559	$ 4,528	$ 3,739
Basic
Profit for the year (in USD per share)	$ 0.816	$ 0.303	$ 1.560
Profit (loss) for the year from discontinued operations (in USD per share)		0.448	(0.443)
Profit for the year from continuing operations (in USD per share)	0.816	0.751	1.117
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)	1.455	0.940	0.280
Amortisation of acquisition accounting adjustments (in USD per share)	0.011	0.013	0.019
(Gain) loss attaching to corporate transactions	(0.527)	0.046	0.036
Adjusted operating profit from continuing operations (in USD per share)	1.755	1.750	1.452
Diluted
Profit for the year (in USD per share)	0.816	0.303	1.560
Profit (loss) for the year from discontinued operations (in USD per share)		0.448	(0.443)
Profit for the year from continuing operations (in USD per share)	0.816	0.751	1.117
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)	1.455	0.940	0.280
Amortisation of acquisition accounting adjustments (in USD per share)	0.011	0.013	0.019
(Gain) loss attaching to corporate transactions	(0.527)	0.046	0.035
Adjusted operating profit from continuing operations (in USD per share)	$ 1.755	$ 1.750	$ 1.451